IMPAIRMENT CHARGES AND INVENTORY PROVISIONING (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment charges and inventory provisioning [Abstract]
Schedule of Impairment Charges and Inventory Provisioning
The impact of the above items on the statement of operations for the year ended December 31, 2018, December 31, 2017 and December 31, 2016 was as follows:

	December	December	December
	31, 2018	31, 2017	31, 2016
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 12)	6,112	10,437	4,382
Impairment of goodwill and other intangible assets (Note 13)	19,212	29,667	38,240
Impairment of prepayments (Note 17)	1,608	1,651	757
Product discontinuation (Note 16)	—	—	4,786

Total impairment loss and inventory provisioning before tax	26,932	41,755	48,165
		(	(
Income tax impact of impairment loss and inventory provisioning	(1,752)	(517)	(3,783)

Total impairment loss after tax	25,180	41,238	44,382